Exhibit 99.1

Noteholders Report
Crusade Global Trust No. 1 of 2007

Record/Determination Date:	17 October 2007
Payment Date:	19 October 2007

Quarter-end distribution for the Quarterly Collection Period from 01 July 2007 to 30 September 2007

Principal Payments This Quarter
	Beginning Invested & Stated Amount	Charge Offs - Current Period	Carryover Charge Offs	Principal Payments	Ending Invested & Stated Amount	Bond Factor
Class A-1 Notes (USD)	1,353,594,214.56	0.00	0.00	79,172,170.91	1,274,422,043.65	87.891175%
Class A-2 Notes (EUR)	560,107,950.85	0.00	0.00	32,760,898.30	527,347,052.55	87.891175%
Month 1 - Class A3 Notes (AUD) Paid 20 Aug 07	653,459,275.99	0.00	0.00	12,261,781.86	641,197,494.13	91.599642%
Month 2 - Class A3 Notes (AUD) Paid 19 Sep 07	641,197,494.13	0.00	0.00	13,182,780.00	628,014,714.13	89.716388%
Month 3 - Class A3 Notes (AUD) due 19 Oct 07	628,014,714.13	0.00	0.00	12,776,486.17	615,238,227.96	87.891175%
*Quarter Total Class A-3 Notes (AUD)	653,459,275.99	0.00	0.00	38,221,048.03	615,238,227.96	87.891175%
Class B Notes (AUD)	64,600,000.00	0.00	0.00	0.00	64,600,000.00	100.000000%
Class C Notes (AUD)	29,500,000.00	0.00	0.00	0.00	29,500,000.00	100.000000%

Coupon Payments This Quarter
	Base Rate	Margin	Coupon Rate	Coupon Payments
Class A-1 Notes (USD)	5.36000%	0.06%	5.42000%	18,748,783.87
Class A-2 Notes (EUR)	4.215%	0.07%	4.285%	6,133,493.23
Month 1 - Class A3 Notes (AUD) Paid 20 Aug 07	6.3533%	0.15%	6.5033%	3,725,713.28
Month 2 - Class A3 Notes (AUD) Paid 19 Sep 07	6.7867%	0.15%	6.9367%	3,655,721.64
Month 3 - Class A3 Notes (AUD) due 19 Oct 07	6.7983%	0.15%	6.9483%	3,586,549.02
*Quarter Total Class A-3 Notes (AUD)	6.7983%	0.15%	6.9483%	10,967,983.94
Class B Notes (AUD)	6.4467%	0.19%	6.6367%	1,080,636.60
Class C Notes (AUD)	6.4467%	0.28%	6.7267%	500,171.61
*Rate as at third month

Principal & Interest Carryover Amounts
	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge Offs	Notional Stated Amount
Class A-1 Notes (USD)	0.00	0.00	0.00	0.00	1,274,422,043.65
Class A-2 Notes (EUR)	0.00	0.00	0.00	0.00	527,347,052.55
Class A-3 Notes (AUD)	0.00	0.00	0.00	0.00	615,238,227.96
Class B Notes (AUD)	0.00	0.00	0.00	0.00	64,600,000.00
Class C Notes (AUD)	0.00	0.00	0.00	0.00	29,500,000.00
Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in January, April, July & October. Carryover amounts do not apply to Class A-3 Notes as the Class A-3 Notes are paid monthly.

Payment Summary

Total Principal Collections for the Quarter due on the Quarterly Payment Date falling on 19 October 2007				AUD
Scheduled Principal Payments				12,192,468.52
Unscheduled Principal Payments				189,289,958.60
Redraws				9,869,768.63

Principal Collections				191,612,658.49

Total Available Principal for the current Quarterly Collection Period				AUD
Principal Collections				191,612,658.49
Principal Charge Offs				0.00
Principal Draws				0.00
Payback of Principal Draws				4,527,305.88
Total Available Principal				196,139,964.37

Total Trust Expenses for the current Quarterly Collection Period due on the Quarterly Payment Date falling on 19 October 2007	AUD
Accrued Interest Adjustment (St.George Bank Ltd)	0.00
Miscellaneous Expenses	0.00
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	0.00
Note Trustee/Paying Agent Fee (Deutsche Bank Trust Co)	0.00
Servicing Fee (St.George Bank Ltd)	2,774,097.70
Managers Fee (Crusade Management Ltd)	832,229.32
Custodian Fee (St.George Custodial Pty Ltd)	138,704.89
Standby Basis Swap Fee (St.George Bank Ltd)	6,000.00
Standby Interest Rate Swap Fee (St.George Bank Ltd)	77,125.17
Total Trust Expenses	3,828,157.08

Total Available Funds for the Quarterly Payment Date falling on 19 October 2007	AUD
Available Income	70,951,471.48
Payment Shortfall	0.00
Principal Draws	0.00
Payback of Principal Draws	-4,527,305.88
Liquidity Draw	0.00
Advances	0.00
Total Available Funds	66,424,165.60

Outstanding Principal Draws	12,836,159.21

Redraw, Liquidity Reserve for the Quarterly Payment Date falling on 19 October 2007	AUD
Redraw Shortfall	0.00
Redraw Carryover Charge Offs	0.00
Redraw Charge Offs (Current Period)	0.00
Liquidity Reserve Beginning Balance	32,418,108.70
Liquidity Reserve Ending Balance	30,579,234.58

Collateral Data

Pool Summary as at 30 September 2007
Outstanding Balance - Variable Rate Housing Loans (A$)	2,198,216,141
Outstanding Balance - Fixed Rate Housing Loans (A$)	1,009,702,802
Total Outstanding Balance (A$)	3,207,918,942
Number of Loans Beginning of Period	14,693
Number of Loans End of Period	13,367
Weighed Average Interest Rate	7.50%
Weighted Average Current LVR	64.07%
Average Loan Size	239,988
Weighted Average Seasoning	27 mths
Weighted Average Term to Maturity	314 mths
Threshold Rate	N/A
Servicer Damages (Material breaches of Representations & Warranties)	Nil
Material modifications, extensions or waivers to home loans	Nil

Arrears as at 30 September 2007
31 - 60 days
No.of Loans	73
Balance (A$)	14,861,656
% of Period Pool Balance	0.46%
61 - 90 days
No.of Loans	10
Balance (A$)	2,869,148
% of Period Pool Balance	0.09%
91 - 120 days
No.of Loans	3
Balance (A$)	698,802
% of Period Pool Balance	0.02%
121 + days
No.of Loans	5
Balance (A$)	1,263,968
% of Period Pool Balance	0.04%

Foreclosures as at 30 September 2007
Defaults	Nil
Number of Foreclosures	Nil
Balance (A$) Foreclosures	0

Loss and Recovery Data as at 30 September 2007
Losses	Nil
LMI Claims To Date	Nil
Mortgage Shortfall	Nil

CPR
July 2007	18.22%
August 2007	20.69%
September 2007	19.18%